Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
11.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2016		December 31,
Issue Date	Maturity Date	Amount	2015	Additions	Repayments	2016
December 5, 2005	September 9, 2016	100,067,500	8,787,030	-	(8,787,030)	-
June 6, 2006	June 28, 2016	6,580,000	1,289,680	-	(1,289,680)	-
June 21, 2007	December 21, 2017	49,875,000	17,496,750	-	(3,082,500)	14,414,250
February 12, 2008	February 19, 2020	40,250,000	19,375,000	-	(2,500,000)	16,875,000
July 30, 2008	November 4, 2020	33,240,000	19,667,000	-	(1,939,000)	17,728,000
October 9, 2008	October 9, 2020	29,437,000	7,870,000	-	(780,000)	7,090,000
January 30, 2009	July 15, 2016	45,000,000	27,150,000	-	(27,150,000)	-
September 15, 2016	September 15, 2021	24,600,000	-	24,600,000	(3,458,727)	21,141,273
April 14, 2014	April 14, 2020	20,400,000	17,100,000	-	(2,200,000)	14,900,000
February 1, 2011	September 1, 2018	49,400,000	34,550,000	-	(3,300,000)	31,250,000
March 1, 2011	June 20, 2020	43,250,000	32,375,000	-	(3,000,000)	29,375,000
September 23, 2013	September 30, 2020	45,212,500	33,844,180	-	(5,052,586)	28,791,594
March 24, 2014	July 31, 2022	50,225,000	46,445,000	-	(3,605,000)	42,840,000
April 16, 2014	April 16, 2020	30,000,000	25,665,000	-	(3,330,000)	22,335,000
June 12, 2014	October 2, 2020	13,000,000	12,120,000	-	(880,000)	11,240,000
June 20, 2014	January 8, 2023	20,925,000	19,860,000	-	(1,420,000)	18,440,000
December 20, 2013	June 30, 2023	67,200,000	31,500,000	31,200,000	(3,225,000)	59,475,000
December 24, 2015	December 14, 2022	22,400,000	22,400,000	-	(1,493,328)	20,906,672
July 4, 2014	September 3, 2021	22,750,000	22,343,750	-	(1,625,000)	20,718,750
July 29, 2014	July 7, 2023	25,350,000	24,821,875	-	(2,112,500)	22,709,375
Total			424,660,265	55,800,000	(80,230,351)	400,229,914

Current portion of long-term debt			75,546,625			55,238,573
Long term debt			349,113,640			344,991,341
Total debt			424,660,265			400,229,914

Current portion of deferred finance charges			618,174			644,858
Deferred finance charges non-current			1,879,537			1,699,467
Total deferred finance charges			2,497,711			2,344,325

Total debt			424,660,265			400,229,914
Less: Total deferred finance charges			2,497,711			2,344,325
Total debt, net of deferred finance charges			422,162,554			397,885,589
Less: Current portion of long-term debt, net of current portion of deferred finance charges			74,928,451			54,593,715
Long term debt, net of deferred finance charges			347,234,103			343,291,874

On
December
20,
2013
the Company entered into a term loan with a bank institution to partially finance the acquisition of four
LPG carriers under construction, in an amount equal to (i) the lesser of
$67,200,000
or
70%
of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of
$62,400,000
or
65%
of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan was drawn down in four
tranches upon the delivery of each vessel. The
first
and
second
tranche amounting to
$16,000,000
each were drawn down on
September

14,
2015
and
September

30,
2015,
respectively. The
third
and
fourth
tranche amounting to
$15,600,000
each were drawn down on
February
16,
2016
and
June

30,
2016,
respectively.

On
March
24,
2014
the Company entered into a term loan with a bank to partially finance the acquisition of three
LPG carriers under construction, named “Eco Stream”, “Eco Chios” and “Eco Galaxy”, respectively, by three
of the Company’s wholly owned subsidiaries. The term loan was drawn down in three
tranches upon the delivery of each vessel. The
first
and
second
tranche amounting to
$17,150,000
each were drawn down on
March

31,
2014
and on
June

30,
2014,
respectively, and the
third
tranche amounting to
$15,925,000
was drawn down on
July

31,
2015.

On
April
16,
2014,
the Company entered into a facility agreement with a bank to partially finance the acquisition of one
LPG carrier on its delivery and to refinance the existing term loan dated
June
25,
2009.
The term loan was up to
$30,000,000
and was drawn down in
three
tranches. The
two
tranches amounting to
$14,250,000
were drawn down on
April
25,
2014
and the
third
tranche amounting to
$15,750,000
was drawn down on
April
21,
2015.

On
June
20,
2014
the Company entered into a term loan with a bank to partially finance the acquisition of two
LPG carriers under construction, named “Eco Corsair” and “Eco Elysium”, respectively, by two
of the Company’s wholly owned subsidiaries. The term loan amounting to
$20,925,000
was drawn down on
January
8,
2015.

On
July
4,
2014,
the Company entered into a term loan with a bank to partially finance the acquisition of two
LPG carriers under construction on their delivery. The term loan is up to
$22,750,000
and was drawn down in
two
tranches upon the delivery of each vessel. The
first
and
second
tranche amounting to
$11,375,000
each were drawn down on
August

4,
2015
and on
September

3,
2015,
respectively.

On
July
29,
2014,
the Company entered into a term loan with a bank to partially finance the acquisition of two
LPG carriers under construction on their delivery. The term loan amounting to
$25,350,000
was drawn down in
one
tranche on
July
7,
2015.

On
March
27,
2015,
the Company voluntary repaid the outstanding balance of the term loan dated
May
17,
2006,
amounting to
$13,500,000.

On
December
24,
2015,
the Company entered into a term loan with a bank to partially finance the acquisition of two
LPG carriers under construction on their delivery. The term loan amounting to
$22,400,000
was drawn down in
one
tranche on
December
30,
2015.

On
May
13,
2016
the Company entered into a term sheet with a bank to partially finance the acquisition of two
LPG carriers on their delivery. The aggregate term loan is up to
$76,020,000
and will be drawn down in
two
tranches upon the delivery of each vessel. The total facility will be repayable, with the first
installment commencing
three
months after the drawdown, in
thirty
two
consecutive quarterly installments plus a balloon payment payable together with the last installment.

On
May
18,
2016
the Company entered into a term loan with a bank to partially finance the acquisition of two
LPG carriers under construction, by
two
of the Company’s wholly owned subsidiaries. The term loan will not exceed the amount of
$74,480,000
and will be drawdown in
two
tranches upon the delivery of each vessel. As of
December
31,
2016,
no tranches were drawn down.

On
September
15,
2016,
the Company entered into a facility agreement with a bank to refinance the existing term loan dated
January
30,
2009.
The term loan amounted to
$24,600,000
and was drawn down in
one
tranche at the signing date of the facility agreement.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first
priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,
•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,
•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,
•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,
•	the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of
$5,174,710
in the earnings account with the relevant banks,
•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of
December

31,
2016
are based on Libor plus a margin which varies from
0.70%
to
3.00%.
The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended
December

31,
2014:
2.28%
Year ended
December

31,
2015:
2.67%
Year ended
December

31,
2016:
3.03%

Bank loan interest expense for the above loans for the years ended
December

31,
2014,
2015
and
2016
amounted to
$8,746,786,
$10,175,944
and
$14,149,326,
respectively. Of these amounts, for the years ended
December

31,
2014,
2015
and
2016,
the amounts of
$2,113,297,
$1,822,443
and
$1,660,802,
respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations.

At
December

31,
2016,
the Company was in compliance with all of its debt financial covenants.

The aggregate available unused amounts under these facilities at
December
31,
2016
were
$150,500,000
and the Company is required to pay a quarterly commitment fee from
0.70%
to
0.77%
per annum of the unutilized portion of the line of credit.

The annual principal payments to be made, for the abovementioned loans, after
December

31,
2016
are as follows:

December 31,	Amount
2017	55,238,573
2018	64,449,323
2019	35,874,323
2020	111,407,569
2021	47,243,219
Thereafter	86,016,907

Total	400,229,914